Operating expenses	12 Months Ended
Dec. 31, 2022
Operating Expenses
Operating expenses

8. Operating expenses

	2022
	Customer support and operations	General and administrative expenses	Marketing expenses	Other income (expenses)	Total

Infrastructure and data processing costs	132,163	144,341	-	-	276,504
Credit analysis and collection costs	54,239	39,773	-	-	94,012
Customer services	74,438	9,559	-	-	83,997
Salaries and associated benefits	48,661	275,117	15,430	-	339,208
Credit and debit card issuance costs	13,174	43,689	-	-	56,863
Share-based compensation (note 10a)	-	286,450	-	-	286,450
Specialized services expenses	-	39,842	-	-	39,842
Other personnel costs	8,553	41,494	1,425	-	51,472
Depreciation and amortization	3,965	31,616	-	-	35,581
Marketing expenses	-	-	136,142	-	136,142
Others (i)	170	65,813	-	150,264	216,247
Subtotal	335,363	977,694	152,997	150,264	1,616,318
Share-based compensation - contingent share award termination (note 10b) (ii)	-	355,573	-	-	355,573
Total	335,363	1,333,267	152,997	150,264	1,971,891

	2021
	Customer support and operations	General and administrative expenses	Marketing expenses	Other income (expenses)	Total

Infrastructure and data processing costs	70,928	63,833	-	-	134,761
Credit analysis and collection costs	34,026	25,843	-	-	59,869
Customer services	48,122	6,923	-	-	55,045
Salaries and associated benefits	19,898	185,715	7,522	-	213,135
Credit and debit card issuance costs	13,711	25,445	-	-	39,156
Share-based compensation (note 10a)	-	225,445	-	-	225,445
Specialized services expenses	-	29,200	-	-	29,200
Other personnel costs	2,253	18,452	277	-	20,982
Depreciation and amortization	1,217	16,122	-	-	17,339
Marketing expenses	-	-	71,775	-	71,775
Others (i)	354	31,923	-	4,097	36,374
Total	190,509	628,901	79,574	4,097	903,081

	2020
	Customer support and operations	General and administrative expenses	Marketing expenses	Other income (expenses)	Total

Infrastructure and data processing costs	45,725	29,111	-	-	74,836
Credit analysis and collection costs	21,737	12,352	-	-	34,089
Customer services	34,075	5,488	-	-	39,563
Salaries and associated benefits	13,862	95,060	2,807	-	111,729
Credit and debit card issuance costs	6,074	11,822	-	-	17,896
Share-based compensation (note 10a)	-	56,273	-	-	56,273
Specialized services expenses	-	17,429	-	-	17,429
Other personnel costs	1,827	10,121	140	-	12,088
Depreciation and amortization	79	7,351	-	-	7,430
Marketing expenses	-	-	16,479	-	16,479
Others (i)	571	21,017	-	9,535	31,123
Total	123,950	266,024	19,426	9,535	418,935
(i)	"Others" mainly includes federal taxes on financial income, taxes related to transfer pricing and exchange rate variation.
(ii)	The termination of the 2021 Contingent Share Award resulted in a one-time, non-cash recognition of expenses in the total amount of US$355,573 in the 2022 fourth-quarter results of the Company.

Infrastructure and data processing costs include technology, non-capitalized software costs, and other related costs, primarily related to the cloud infrastructure used by the Group and other software used in the service of the customers. These costs associated exclusively with customer’s transactions are presented as “Customer support and operations” and the remaining costs as “General and Administrative expenses”. The software costs related to developing new modules are recognized as intangible assets.

Credit analysis and collection costs include fees paid to the credit bureaus and costs related to collection agencies. The credit analysis costs associated with the initial credit analysis of an applicant is presented as “General and administrative expenses” and the remaining is presented as “Customer support and operations".

Customer services primarily include costs with customer services provided by service providers. These costs exclusively related to acquisition of new clients are presented as “General and administrative expenses” and all others are presented as “Customer support and operations”.

Salaries and associated benefit expenses for customer services employees not associated with the acquisition of new clients is presented as “Customer support and operations” and salaries and associated benefit expenses for marketing employees is presented as “Marketing expenses”. All activities from other employees and the activities related to acquisition of new clients performed by customer service employees is presented as “General and administrative expenses”.

Credit and debit card issuance costs include printing, packing, shipping costs and other costs. Costs related to the first issued card to a customer are initially recorded as a “Deferred expenses” asset included in “Other assets” and then amortized. The amortization related to the first card of the customer is presented as “General and administrative expenses” and the remaining costs, including the ones related to subsequent cards, are presented as “Customer support and operations”.